Net Gains (Losses) on Sales of Properties and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Gains (Losses) on Sales of Properties and Discontinued Operations [Abstract]
Schedule Of Gains, Losses, And Impairment Losses For Continuing And Discontinued Operations

	2012	2011	2010

Continuing operations
Gain on sale of office building	$—	$1,129	$—
Impairment losses	(2,833)	(4,523)	(2,147)
Gain (loss) on sale of assets	3	4	(26)

	(2,830)	(3,390)	(2,173)

Discontinued operations
Gain on sales of properties	7,872	376	1,414
Impairment losses	(7,339)	(9,785)	(6,051)
Loss on sale of assets	(42)	(57)	(112)

	491	(9,466)	(4,749)

Total	$(2,339)	$(12,856)	$(6,922)

Net Gains (Losses) On Sales Of Properties And Discontinued Operations

	Three Months Ended March 31,
	2013	2012
Revenues	$6,316	$9,071
Hotel and property operations expenses	(5,536)	(7,867)
Interest expense	(757)	(1,217)
Loss on debt extinguishment	(192)	—
Depreciation expense	(308)	(608)
Net gain (loss) on disposition of assets	(24)	493
General and administrative expense	—	—
Impairment loss	(507)	(1,700)
Income tax benefit	—	348

	$(1,008)	$(1,480)

	2012	2011	2010

Revenues	$37,145	$42,780	$47,883
Hotel and property operations expenses	(31,109)	(36,117)	(39,911)
Interest expense	(4,231)	(6,472)	(6,120)
Depreciation and amortization expense	(2,196)	(3,397)	(4,333)
General and administrative expense	—	(50)	(71)
Net gain on dispositions of assets	7,830	319	1,302
Impairment loss	(7,339)	(9,785)	(6,051)
Income tax benefit	827	1,744	1,726

	$927	$(10,978)	$(5,575)